BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated September 18, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated August 28, 2026, as supplemented to date
Effective September 18, 2026, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” and “Fund Overview — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” are hereby deleted in their entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and/or First National Digital Currency Bank, N.A. (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.
The sections of the Summary Prospectus and Prospectus entitled “Purchase and Sale of Fund Shares” and “Fund Overview — Purchase and Sale of Fund Shares” are hereby amended to delete the second paragraph of each section in its entirety and replace it with the following:
Shares are only available for purchase by Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and First National Digital Currency Bank, N.A.
The section of the Prospectus entitled “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” is hereby deleted in its entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and/or First National Digital Currency Bank, N.A. (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.
The section of the Prospectus entitled “Account Information — Details About the Share Class” is hereby amended to delete the first row in the “Institutional Shares at a Glance” table in its entirety and replace it with the following:

Availability	Available only to Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and First National Digital Currency Bank, N.A.
The section of the Prospectus entitled “Account Information — How to Buy and Sell Shares” is hereby amended to delete the first paragraph in its entirety and replace it with the following:
Shares are only available for purchase by Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and First National Digital Currency Bank, N.A. (collectively, “Circle”).

The section of the Statement of Additional Information entitled “Part II — Purchase of Shares — Purchase of Shares of Circle Reserve — Institutional Shares — Purchase of Shares” is hereby amended to delete the first paragraph in its entirety and replace it with the following:
Circle Reserve offers Institutional Shares as described in the Fund’s Prospectus. The minimum investment for the initial purchase of shares is $2 billion. Shares are only available for purchase by Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and First National Digital Currency Bank, N.A.
Shareholders should retain this Supplement for future reference.
PR2SAI‑CR‑0926SUP

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